Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data Disclosure [Abstract]
Summary of Unaudited Quarterly Financial Data
Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	2011
	December 31	September 30	June 30	March 31
	(In millions, except per share data)
Operating revenues	$2,132	$2,674	$2,278	$1,995
Operating income	9	43	269	314
Net (loss)/income attributable to NRG Energy, Inc.	$(109)	$(55)	$621	$(260)
Weighted average number of common shares outstanding — basic	229	240	243	247
Net (loss)/income per weighted average common share — basic	$(0.48)	$(0.24)	$2.54	$(1.06)
Weighted average number of common shares outstanding — diluted	229	240	244	247
Net (loss)/income per weighted average common share — diluted	$(0.48)	$(0.24)	$2.53	$(1.06)

	Quarter Ended
	2010
	December 31	September 30	June 30	March 31
	(In millions, except per share data)
Operating revenues	$1,816	$2,685	$2,133	$2,215
Operating income	152	454	444	258
Net (loss)/income attributable to NRG Energy, Inc.	$(15)	$223	$211	$58
Weighted average number of common shares outstanding — basic	248	252	255	254
Net (loss)/income per weighted average common share — basic	$(0.07)	$0.88	$0.82	$0.22
Weighted average number of common shares outstanding — diluted	248	253	256	257
Net (loss)/income per weighted average common share — diluted	$(0.07)	$0.87	$0.81	$0.22